Earnings Per Share - Summary of Earnings Per Share-2016 (Detail) - RELX PLC and RELX NV [member] - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Net profit attributable to RELX PLC and RELX NV shareholders	£ 1,659	£ 1,161
Weighted average number of shares, Basic	2,019.4	2,062.3
EPS, Basic	£ 0.825	£ 0.563
Net profit attributable to RELX PLC and RELX NV shareholders	£ 1,659	£ 1,161
Weighted average number of shares, Diluted	2,035.2	2,079.8
EPS, Diluted	£ 0.815	£ 0.058